Investments in associates and joint arrangements - Joint ventures (Details) € in Millions, $ in Millions, ₨ in Billions			1 Months Ended	2 Months Ended	12 Months Ended
	Jul. 18, 2023 EUR (€)	Mar. 22, 2023	Mar. 31, 2023 EUR (€)	Jun. 07, 2024 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)		Mar. 31, 2022 EUR (€)		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 AUD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 AUD ($)	Mar. 31, 2020 EUR (€)	Sep. 30, 2019 EUR (€)
Investment in associates and joint arrangements
Investment in joint ventures			€ 9,578		€ 8,203	€ 9,578
Proceeds from sales of investments accounted for using equity method					500			€ 446	[1]
Dividend received					442	617	[1]	638	[1]
Cash consideration received					(67)	6,976	[1]
Joint ventures [member]
Investment in associates and joint arrangements
Investment in joint ventures			9,578		8,203	9,578
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method					€ (379)	200		(11)
TPG Telecom [Member]
Investment in associates and joint arrangements
Joint venture ownership interest					25.05%
Remaining economic interest (as a percent)					49.90%
Indus Towers Limited
Investment in associates and joint arrangements
Joint venture ownership interest					21.00%
Investment in joint ventures			908		€ 1,104	908
Other joint ventures [Member]
Investment in associates and joint arrangements
Investment in joint ventures			€ 43		69	43
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method					€ (43)	€ (15)		(14)
Oak Holdings 1 GmbH
Investment in associates and joint arrangements
Joint venture ownership interest	60.30%	64.20%	64.20%		60.30%	64.20%
Investment in joint ventures			€ 8,634		€ 7,620	€ 8,634
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method					(85)
Proceeds from sales of investments accounted for using equity method	€ 500
Dividend received					€ 196	€ 0		0
Ownership interest transferred (in percentage)	3.90%
VodafoneZiggo Group Holding B.V.
Investment in associates and joint arrangements
Joint venture ownership interest					50.00%	50.00%
Investment in joint ventures			€ 793		€ 516	€ 793
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method					(177)	137		(19)
Dividend received					€ 100	€ 165		350
OXG Glasfaser Beteiligungs-GmbH
Investment in associates and joint arrangements
Joint venture ownership interest			50.00%		50.00%	50.00%
Maximum fund contributed			€ 950
Capital contributions provided					€ 32
Remaining funding commitment					€ 918
Vodafone Idea Limited
Investment in associates and joint arrangements
Joint venture ownership interest					31.40%	32.30%
Fair value of investments based on quoted share price			1,021		€ 2,313	€ 1,021				₨ 208		₨ 91
Investment in joint ventures					0									€ 0	€ 0
Group's unrecognized share of accumulated losses in joint venture			3,717		4,540	3,717
Group's unrecognized share of losses in joint venture					€ 4,540	€ 3,717
Vodafone Idea Limited | Equity fundraising in joint venture
Investment in associates and joint arrangements
Joint venture ownership interest				23.20%
Vodafone Idea Limited | Vodafone Idea Limited | Equity fundraising in joint venture
Investment in associates and joint arrangements
Issue of equity				€ 2,200
TPG Telecom Limited
Investment in associates and joint arrangements
Joint venture ownership interest					25.10%	25.10%
Fair value of investments based on quoted share price			1,401		€ 1,269	€ 1,401					$ 2,101		$ 2,273
Investment in joint ventures			€ 108		0	108
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method					(74)	48		(5)
Dividend received					23	24		22
INWIT S.p.A. [Member]
Investment in associates and joint arrangements
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method						30		27
Indus Towers Limited
Investment in associates and joint arrangements
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method					140	50		178
Dividend received					€ 122	€ 250		€ 170

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.